Business acquisitions West Vela (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 04, 2014	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 21, 2014	Dec. 13, 2013
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent			50.00%
Consideration transferred			$ 2,695,000
Plus: Working capital adjustment			2,200
Proceeds on issuance of equity, net of fees			0	$ 937,800	$ 464,800
Payments of stock issuance costs		$ 18,800
Goodwill			$ 3,200	3,200
West Vela
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Consideration transferred	$ 900,000
Long term interest bearing debt	433,100
Mobilization payable	73,700
Contingent consideration	65,700
Plus: Working capital adjustment	$ 6,000
Business acquisition, equity interest issued or issuable, share price	$ 30.68
Proceeds on issuance of equity, net of fees	$ 245,400
Payments of stock issuance costs	10,900
Goodwill	200
Business acquisition, transaction costs	$ 200
Revenues				32,900
Business combination, earnings or loss of acquiree since acquisition date, actual				$ 5,700
Seadrill Capricorn Holdings LLC
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent	51.00%					51.00%	51.00%
Noncontrolling interest, ownership percentage by noncontrolling owners	49.00%					49.00%
Seadrill Capricorn Holdings LLC | Seadrill | West Vela
Business Acquisition [Line Items]
Business acquisition, equity interest issued, value assigned	$ 228,800
Stock Issued to Public | West Vela
Business Acquisition [Line Items]
Common units issued as consideration (in shares)	8,000,000
Trade Accounts Receivable | West Vela
Business Acquisition [Line Items]
Acquired receivables, fair value	$ 44,100
Mobilization Fee Receivable | West Vela
Business Acquisition [Line Items]
Acquired receivables, fair value	94,200
Mobilization Fee Receivable | West Vela
Business Acquisition [Line Items]
Contingent consideration amount under the agreements, per day amount (up to)	44
BP Remaining Contract | West Vela
Business Acquisition [Line Items]
Contingent consideration amount under the agreements, per day amount (up to)	$ 40